United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

             Certified Shareholder Report of Registered Management
                              Investment Companies

                  Investment Company Act file number 811-09541

                           AmeriPrime Advisors Trust
                         431 North Pennsylvania Street, Indianapolis, IN 46204

Lynn Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: (317) 917-7000

Date of fiscal year end:  12/04

Date of reporting period:  06/30/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.


================================================================================
                            Institutional Short-Term
                              Government Bond Fund
                                (The Core Fund)
================================================================================













                               Semi-annual Report
                                   (Unaudited)

                                  June 30, 2004






                                  Fund Advisor:

                    Wertz York Capital Management Group, LLC
                           3434 Colwell Ave, Suite 100
                                 Tampa, FL 33614

                             Toll Free: 877-411-1167

Institutional Short-Term Government Bond Fund (The Core Fund)
Schedule of Investments
As of June 30, 2004
(Unaudited)

                                                                                   Principal
                                                                                     Amount              Value
Municipal Bonds - 5.64%
San Diego County, California Pension Obligation 1.620%, 8/15/2030(a)                  $ 7,700,000          $ 7,700,000
                                                                                                       --------------------
TOTAL MUNICIPAL BONDS (Cost $7,700,000)                                                                      7,700,000
                                                                                                       --------------------

U.S. Government Agency Obligations - 84.86%

Federal Home Loan Mortgage Corp - 32.56%
2.875%, 11/3/2006                                                                       5,000,000                4,995,000
4.500%, 10/15/2013                                                                      1,315,933                1,336,929
4.500%, 11/28/2033                                                                      1,882,925                1,918,032
4.500%, 11/30/2013                                                                      1,841,728                1,871,587
4.75%, 8/13/2009                                                                        5,013,000                5,028,124
5.000%, 10/15/2015                                                                        486,139                  498,061
5.000%, 5/15/2011                                                                         322,937                  326,350
5.000%, 7/30/2009                                                                       5,800,000                5,813,294
Pool #C90580, 6.000%, 9/1/2022                                                            856,398                  884,769
Pool #M80692, 6.500%, 7/1/2008                                                            221,239                  228,079
Pool #M80718, 5.000%, 1/1/2009                                                            576,349                  585,280
Pool #M80739, 6.000%, 3/1/2009                                                            366,203                  375,579
Pool #M80753, 6.500%, 5/1/2009                                                            328,352                  338,813
Pool #M80765, 5.000%, 8/1/2009                                                            326,786                  331,849
Pool #M80828, 4.000%, 7/1/2010                                                            897,245                  878,776
Pool #M90727,6.000%, 5/1/2007                                                             132,942                  136,496
Pool #M90747, 5.500%, 8/1/2007                                                           349,534                  358,413
Pool #M90748, 5.000%, 8/1/2007                                                          1,536,562                1,565,491
Pool #M90779, 5.500%, 11/1/2007                                                         1,241,818                1,273,362
Pool #M90805, 4.500%, 4/1/2008                                                          1,527,518                1,547,709
Pool #M90818, 4.000%, 6/1/2008                                                            721,073                  721,213
Pool #M90819, 4.500%, 6/1/2008                                                            644,014                  652,526
Pool #M90828, 3.500%, 7/1/2008                                                          1,486,607                1,495,527
Pool #M90836, 5.000%, 6/1/2008                                                          1,073,343                1,094,763
Series MTN, 2.050%, 11/28/2005                                                            238,000                  236,270
Series MTN, 2.375%, 1/23/2006                                                           5,000,000                4,977,575
Series MTN, 4.44%, 12/30/2009                                                           5,000,000                5,010,000
                                                                                                       --------------------
                                                                                                                44,479,867
                                                                                                       --------------------

Federal Home Loan Bank - 37.70%
1.930%, 11/4/2005                                                                       1,890,000                1,875,322
2.000%, 1/22/2008                                                                       3,000,000                2,994,990
2.100%, 7/28/2006                                                                       3,000,000                2,942,502
2.375%, 12/19/2008                                                                      4,300,000                4,278,500
2.410%, 1/26/2007                                                                       3,585,000                3,506,919
2.600%, 9/30/2005                                                                       3,000,000                3,002,670
2.770%, 10/13/2005                                                                      2,500,000                2,503,857
2.770%, 2/5/2007                                                                        2,000,000                1,973,608
3.050%, 11/24/2006                                                                      5,950,000                5,925,861
3.050%, 6/9/2006                                                                        3,000,000                3,000,861
3.250%, 9/7/2006                                                                        3,000,000                3,004,500
3.280%, 9/21/2006                                                                         660,000                  661,135
3.400%, 7/30/2008                                                                       2,000,000                1,970,000
3.450%, 12/7/2004                                                                       2,000,000                2,006,558
5.500%, 4/28/2011                                                                       5,000,000                5,061,250
7.870%, 8/26/2005 (a)                                                                     500,000                  531,074
Series 3F07, 3.370%, 12/10/2007                                                         1,250,000                1,229,770
Series A 08, 5.600%, 9/29/2008 (a)                                                      1,000,000                1,065,000
Series G609, 4.000%, 2/20/2009                                                          2,000,000                1,986,090
Series H606, 2.600%, 7/28/2006                                                          2,000,000                1,982,024
                                                                                                       --------------------
                                                                                                                51,502,491
                                                                                                       --------------------
See accompanying notes which are an integral part of the financial statements
                                       1


Institutional Short-Term Government Bond Fund (The Core Fund)
Schedule of Investments-continued
As of June 30, 2004
(Unaudited)

                                                                                   Principal                  Value
                                                                               -------------------     --------------------
Federal National Mortgage Association - 14.60%
2.486%, 3/30/2007 (a)                                                                 $ 5,000,000              $ 5,000,360
3.000%, 2/26/2007                                                                       5,000,000                4,955,585
3.900%, 11/10/2008                                                                      1,000,000                  995,045
3.910%, 8/12/2008                                                                       2,000,000                1,992,542
4.500%, 11/01/2009                                                                      1,079,995                1,077,287
5.000%, 10/1/2012                                                                       1,091,497                1,118,775
5.000%, 12/1/2012                                                                       1,706,082                1,762,120
5.000%, 2/1/2013                                                                        1,701,768                1,747,452
5.500%, 1/1/2009                                                                          730,299                  754,253
7.000%, 2/1/2014                                                                          521,236                  555,617
                                                                                                       --------------------
                                                                                                                19,959,036
                                                                                                       --------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $116,534,674)                                                   115,941,394
                                                                                                       --------------------


Money Market Securities - 7.94% (cost $10,843,529)
                                                                                       10,843,529               10,843,529
Morgan Stanley Institutional Liquidity Funds- Prime Portfolio 1.13%(a)                                 --------------------


TOTAL INVESTMENTS - 98.44%  (Cost $135,078,203)                                                                134,484,923
                                                                                                       --------------------

Other assets less liabilities - 1.56%                                                                            2,137,655
                                                                                                       --------------------

TOTAL NET ASSETS - 100.00%                                                                                   $ 136,622,578
                                                                                                       ====================


(a) Variable rate security; the coupon rate shown represents the rate at June
30, 2004.

See accompanying notes which are an integral part of the financial statements.
                                        2



Institutional Short-Term Government Bond Fund (The Core Fund)
Statement of Assets and Liabilities
June 30, 2004
(Unaudited)

Assets
Investments in securities, at value (cost $135,078,203)                                                      $ 134,484,923
Interest receivable                                                                                                801,932
Receivable for fund shares sold                                                                                    237,180
Receivable for investments sold                                                                                  3,928,805
                                                                                                        -------------------
     Total assets                                                                                              139,452,840

Liabilities
Accrued advisory fees                                                                                               61,208
Distribution payable                                                                                               269,024
Accrued trustee expense                                                                                                 30
Payable for investments purchased                                                                                2,500,000
                                                                                                        -------------------
     Total liabilities                                                                                           2,830,262
                                                                                                        -------------------

Net Assets                                                                                                   $ 136,622,578
                                                                                                        ===================

Net Assets consist of:
Paid in capital                                                                                              $ 138,844,517
Accumulated net realized gain (loss) on investments                                                             (1,628,659)
Net unrealized appreciation (depreciation) on investments                                                         (593,280)
                                                                                                        -------------------

Net Assets                                                                                                   $ 136,622,578
                                                                                                        ===================

Shares Outstanding (unlimited number of shares authorized, no par value)                                        13,894,254
                                                                                                        ===================

Net Assets Value
Offering price and redemption price per share                                                                       $ 9.83
                                                                                                        ===================

See accompanying notes which are an integral part of the financial statements.
                                        3



Institutional Short-Term Government Bond Fund (The Core Fund)
Statement of Operations
Six months ended
June 30, 2004
(Unaudited)

Investment Income
Interest income                                                                                             $ 1,947,917
                                                                                                        ----------------
  Total Income                                                                                                1,947,917
                                                                                                        ----------------

Expenses
Investment advisor fee                                                                                          799,234
Trustee expenses                                                                                                    989
                                                                                                        ----------------
  Total Expenses                                                                                                800,223
Reimbursed expenses                                                                                            (399,392)
                                                                                                        ----------------

Total operating expenses                                                                                        400,831
                                                                                                        ----------------
Net Investment Income (Loss)                                                                                  1,547,086
                                                                                                        ----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                              (501,264)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                    (452,820)
                                                                                                        ----------------
Net realized and unrealized gain (loss) on investment securities                                               (954,084)
                                                                                                        ----------------
Net increase (decrease) in net assets resulting from operations                                               $ 593,002
                                                                                                        ================

See accompanying notes which are an integral part of the financial statements.
                                        4



Institutional Short-Term Government Bond Fund (The Core Fund)
Statements of Changes In Net Assets


                                                                               Period ended
Increase (Decrease) in Net Assets                                              June 30, 2004             Year ended
                                                                                (Unaudited)           December 31, 2003
                                                                           ----------------------   ----------------------
Operations
  Net investment income (loss)                                                       $ 1,547,086              $ 2,201,150
  Net realized gain (loss) on investment securities                                     (501,264)              (1,004,466)
  Change in net unrealized appreciation (depreciation)                                  (452,820)                (343,780)
                                                                           ----------------------   ----------------------
  Net increase (decrease) in net assets resulting from operations                        593,002                  852,904
                                                                           ----------------------   ----------------------
Distributions
  From net investment income                                                          (1,547,086)              (2,204,943)
  From net realized gain                                                                       -                        -

                                                                           ----------------------   ----------------------
  Total distributions                                                                 (1,547,086)              (2,204,943)
                                                                           ----------------------   ----------------------
Capital Share Transactions
  Proceeds from shares sold                                                           43,800,000              178,610,000
  Reinvestment of distributions                                                        1,383,457                1,925,989
  Amount paid for shares repurchased                                                 (68,290,757)             (78,347,937)
                                                                           ----------------------   ----------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                         (23,107,300)             102,188,052
                                                                           ----------------------   ----------------------
Total Increase (Decrease) in Net Assets                                              (24,061,384)             100,836,013
                                                                           ----------------------   ----------------------

Net Assets
  Beginning of period                                                                160,683,962               59,847,949
                                                                           ----------------------   ----------------------
  End of period                                                                    $ 136,622,578            $ 160,683,962
                                                                           ======================   ======================

Capital Share Transactions
  Shares sold                                                                          4,434,288               17,947,674
  Shares issued in reinvestment of distributions                                         140,074                  193,759
  Shares repurchased                                                                  (6,922,768)              (7,885,070)
                                                                           ----------------------   ----------------------

  Net increase (decrease) from capital transactions                                   (2,348,406)              10,256,363
                                                                           ======================   ======================


See accompanying notes which are an integral part of the financial statements.
                                        5








Institutional Short-Term Government Bond Fund (The Core Fund)
Financial Highlights

                                                  Six Months Ended
                                                   June 30, 2004           Year ended             Period ended
                                                    (Unaudited)        December 31, 2003       December 31, 2002   (a)
                                                  -----------------   ---------------------   ---------------------

Selected Per Share Data
Net asset value, beginning of period                        $ 9.89                 $ 10.00                 $ 10.00
                                                  -----------------   ---------------------   ---------------------
Income from investment operations
  Net investment income (loss)                                0.11                    0.20                    0.25
  Net realized and unrealized gain (loss)                    (0.06)                  (0.10)                      -
                                                  -----------------   ---------------------   ---------------------

Total from investment operations                              0.05                    0.10                    0.25
                                                  -----------------   ---------------------   ---------------------

Less Distributions to shareholders:
  From net investment income                                 (0.11)                  (0.21)                  (0.25)
  From net realized gain                                         -                       -                       -
                                                  -----------------   ---------------------   ---------------------

Total distributions                                          (0.11)                  (0.21)                  (0.25)
                                                  -----------------   ---------------------   ---------------------

Net asset value, end of period                              $ 9.83                  $ 9.89                 $ 10.00
                                                  =================   =====================   =====================

Total Return                                                 0.36% (b)               1.03%                   2.52% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                          $ 136,623               $ 160,684                $ 59,848
Ratio of expenses to average net assets                      0.50% (c)               0.56%                   0.60% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                             1.00% (c)               1.00%                   1.00% (c)
Ratio of net investment income to
   average net assets                                        1.93% (c)               2.02%                   2.57% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement          1.43% (c)               1.58%                   2.17% (c)
Portfolio turnover rate                                    132.64%                 194.53%                 241.11%

(a) For the period January 9, 2002 (commencement of operations) to December 31,
2002. (b) For periods of less than a full year, total return is not annualized.
(c) Annualized


See accompanying notes which are an integral part of the financial statements.
                                        6





          Institutional Short-Term Government Bond Fund (The Core Fund)
                          Notes to Financial Statements
                            For the Six Months Ended
                                  June 30, 2004
                                   (Unaudited)

NOTE 1.  ORGANIZATION

Institutional Short-Term Government Bond Fund (The Core Fund) (the "Fund") was organized as a diversified series of the AmeriPrime Advisors Trust (the "Trust") on September 20, 2001 and commenced operations on January 9, 2002. On March 11, 2003, the Institutional Short-Term Government Bond Fund changed its name to the Institutional Short-Term Government Bond Fund (The Core Fund). The Trust is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is a high level of income over the long-term consistent with the preservation of capital. The Fund's adviser is Wertz York Capital Management Group, L.L.C. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation- Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

          Institutional Short-Term Government Bond Fund (The Core Fund)
                          Notes to Financial Statements
                            For the Six Months Ended
                            June 30, 2004 - continued
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's investment adviser is Wertz York Capital Management Group, L.L.C. Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended June 30, 2004, the Adviser earned a fee of $799,234 from the Fund. For the six months ended June 30, 2004, the Adviser waived management fees it earned totaling $399,392 or 0.50% of the Fund's average daily net assets. At June 30, 2004, the Fund owed the adviser $61,208 for its advisory services.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are employees of Unified, and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the six months ended June 30, 2004. Certain Trustees have an ownership in Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

For the six months ended June 30, 2004, purchases and sales of investment securities, other than short-term investments were as follows:

                                          Amount
                                      ------------------
Purchases
     U.S. Government Obligations          $ 128,927,232
     Other                                   55,950,000
Sales
     U.S. Government Obligations          $ 139,067,196
     Other                                   64,750,000

          Institutional Short-Term Government Bond Fund (The Core Fund)
                          Notes to Financial Statements
                            For the six months ended
                            June 30, 2004 - continued
                                   (Unaudited)



NOTE 4.  INVESTMENTS-continued

For six months ended June 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:


                                Amount
                          ---------------
Gross Appreciation             $ 113,369
Gross (Depreciation)            (706,649)
                          ---------------

Net Depreciation
on Investments                $ (593,280)
                          ===============




At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $135,078,203.


NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2004, no shareholder held over 25% of the Fund's shares.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At December 31, 2003, the Fund had available for federal income tax purposes an unused capital loss carryforward of $848,930, which is available for offset against future taxable net capital gains. The loss carryforwards expire as follow:

           Year of Expiration          Amount
       -------------------------  ---------------
                2010                 $ 122,929
                2011                   726,001




To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

         Institutional Short-Term Government Bond Fund (The Core Fund)
                          Notes to Financial Statements
                            For the six months ended
                            June 30, 2004 - continued
                                   (Unaudited)



NOTE 8.  DISTRIBUTIONS TO SHAREHOLDERS



The Fund paid monthly distributions of net investment income totaling $0.11 per share for the six months ended June 30, 2004.The tax character of distributions paid in the six months ended June 30, 2004 and the fiscal year ended December 31, 2003 was as follows:

                                Six Months Ended
                                    June 30, 2004                  2003
                                    ----------------            ---------
Distributions paid from:
    Ordinary Income                        $ 1,947,917           $ 2,204,943
    Short-term Capital Gain                          -                     -
    Long-Term Capital Gain                           -                     -
                                  --------------------    ------------------
                                           $ 1,947,917           $ 2,204,943
                                  =====================   ===================







As of December 31, 2003, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                          $ -
Undistributed long-term capital gain/(accumulated losses)            (1,628,659)
Unrealized appreciation/(depreciation)                                 (593,280)
                                                                  --------------
                                                                    $(2,221,939)
                                                                 ===============




NOTE 9. CHANGE IN ACCOUNTANTS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Board of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending December 31, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's reports on the Fund's financial statements for the fiscal year ended December 31, 2003 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal year ended December 31, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12 month period ending June 30, 2004 are available without charge, upon request by calling the Fund at (877) 411-1167 and in documents filed with the SEC on the SEC's website at www.sec.gov.

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

FUND'S ADVISER
Wertz York Capital Management Group, LLC
3434 Colwell Avenue
Suite 100
Tampa, FL 33614

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS Cohen McCurdy Ltd.
826 Westpoint Parkway, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South St.
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.Member
NASD/SIPC

Item 2. Code of Ethics.
Not applicable

Item 3. Audit Committee Financial Expert.
Not Applicable

Item 4. Principal Accountant Fees and Services.
Not applicable.

Item 5. Audit Committee of Listed Companies.
Not applicable.

Item 6.  Schedule of Investments.
Not applicable  schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrants board of trustees.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of April 7, 2004 , the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) Not applicable


(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmeriPrime Advisors Trust

By _/s/ Anthony Ghoston
  ______________________
  Anthony Ghoston
  President

Date_9/8/2004_________________

/s/ Thomas Napurano
____________________________
Thomas Napurano
Chief Financial Officer and Treasurer

 Date __9/8/2004_____________



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Anthony Ghoston
-------------------
Anthony Ghoston, President

Date 9/8/2004
--------------

By (Signature and Title)
/s/ Anthony Ghoston
--------------------
Anthony Ghoston, President

Date  9/8/2004
--------------

By (Signature and Title)
/s/Thomas Napurano
-------------------
  Thomas Napurano, Treasurer

Date 9/8/2004
--------------






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